STOCK BASED COMPENSATION, Stock options given to third-party consultant, Vesting (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Granted	10,000	60,232
Vesting period	4 years
Vesting on occurrence of a public offering
STOCK BASED COMPENSATION
Granted	30,116
Vesting over a four year period
STOCK BASED COMPENSATION
Granted	30,116